Loss/(income) per share (Tables)	3 Months Ended
Mar. 31, 2024
Loss/(income) per share
Schedule of basic and diluted net income/(loss) per common share

	Three months ended
	March 31,	March 31,
	2024	2023*

(Loss)/income attributable to equity holders ($’000)	(1,557,250)	7,775
Less: allocation of loss to non‑controlling interest ($’000)	(3,922)	(2,806)
(Loss)/income attributable to IHS common shareholders ($’000)	(1,553,328)	10,581

Basic weighted average shares outstanding (‘000)	332,626	331,986
Potentially dilutive securities (‘000)	656	3,144
Potentially dilutive weighted average common shares outstanding (‘000)	333,282	335,130

(Loss)/income per share:
Basic (loss)/income per share ($)	(4.67)	0.03
Diluted (loss)/income per share ($)	(4.67)	0.03

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.